Net Loss per Share - Summary of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (8,244)	$ (10,096)
Weighted-average number of shares - basic	793,043	96,778
Weighted-average number of shares - diluted	793,043	96,778
Net loss per share - basic	$ (10.4)	$ (104.32)
Net loss per share - diluted	$ (10.4)	$ (104.32)